REVENUE AND COST OF SALES	12 Months Ended
Dec. 31, 2021
17. REVENUE AND COST OF SALES
17.	REVENUE AND COST OF SALES

The Company’s revenues for the year ended December 31, 2021, 2020 and 2019 are all attributable to Mexico, from shipments of concentrate from the Avino Mine, and processing of Historical Above Ground Stockpiles.

	2021	2020	2019
Concentrate sales	$11,208	$15,304	$31,417
Provisional pricing adjustments	20	718	329
	$11,228	$16,022	$31,746

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products. Stand-by costs consist of care and maintenance costs incurred during the work stoppages at the Avino Mine during the year ended December 31, 2021 and 2020.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	2021	2020	2019
Production costs	$4,905	$11,443	$27,949
Stand-by costs	800	2,394	-
Inventory net realizable adjustment	-	-	387
Depreciation and depletion	1,976	1,995	3,680
	$7,681	$15,832	$32,016